UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barry M.Kitt
          ---------------------------------
Address:  4965 Preston Park Blvd
          ---------------------------------
          Suite 240, Plano, TX 75093
          ---------------------------------


Form 13F File Number: 028-12801
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Signature, Place, and Date of Signing:

     /s/ Barry M. Kitt                  Plano, TX                 May 12, 2008
   -----------------------------------------------------------------------------
         [Signature]                  [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     2
                                            ------------
Form 13F Information Table Entry Total:               21
                                            ------------
Form 13F Information Table Value Total:          282,410
                                            ------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number    Name
1     028-12894          Pinnacle Advisers, L.P.
2     028-12898          Pinnacle China Advisers, L.P.

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
American Oriental              Common           28731107     12069 1490000 sh  call defined 1           x      0    0
Bioengineering Inc.
American Oriental              Common           28731107     12069 1490000 sh  call defined 2           x      0    0
Bioengineering Inc.
American Oriental              Common           28731107        21    2600 sh       sole                x      0    0
Bioengineering Inc.
China Sec & Surve Tech Inc.    Common           16942J105    36972 2082935 sh       defined 1           x      0    0
China Sec & Surve Tech Inc.    Common           16942J105    36972 2082935 sh       defined 2           x      0    0
Fortress Intl Group Inc.       Common           34958D102     5558 1307800 sh       defined 1           x      0    0
Fortress Intl Group Inc.       *W Exp           34958D110      216  539700 sh       defined 1           x      0    0
                               07/12/2009
Ishares                        Russell 2000     464287655    47803  700000 sh  put  defined 1           x      0    0
Ishares                        Russell 2000     464287655    47803  700000 sh  put  defined 2           x      0    0
Ishares                        Russell 2000     464287655     3415   50000 sh  call defined 1           x      0    0
Ishares                        Russell 2000     464287655     3415   50000 sh  call defined 2           x      0    0
Parkervision Inc.              Common           701354102     9504 1227957 sh       defined 1           x      0    0
Taser Intl. Inc.               Common           87651B104    10552 1122600 sh  call defined 1           x      0    0
Veri Tek Intl Corp.            Common           92342X101     6233 1340475 sh       defined 1           x      0    0
China Bak Battery Inc.         Common           16936Y100      428  133657 sh       defined 1           x      0    0
Ivivi Technologies Inc.        Common           46589F108     3398 1000000 sh       defined 1           x      0    0
Lehman Brothers Holdings       Common           524908100     3939   60200 sh  put  defined 1           x      0    0
Wonder Auto Technology Inc.    Common           978166106     6565  797661 sh       defined 2           x      0    0
Zhongpin, Inc.                 Common           98952K107    20052 2060828 sh       defined 1           x      0    0
Zhongpin, Inc.                 Common           98952K107    15368 1579466 sh       defined 2           x      0    0
Zhongpin, Inc.                 Common           98952K107       58    6000 sh       sole                x      0    0